Income Taxes - Schedule of Statutory Effective Tax Rate (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule of Statutory Effective Tax Rate [Abstract]
Current income tax expenses				$ 20,597	$ 15,076		$ 112,457
Deferred income tax (benefit)/expenses	(12,860)	(10,111)	76,053	(186,547)	(136,544)	478,009	(1,402)
Income tax expenses(benefit)	(12,860)	(10,111)	76,053	(165,950)	(121,468)	478,009	111,055
Income before tax	$ (520,973)	$ (409,603)	$ 323,477	$ (1,197,088)	$ (876,218)	$ 2,868,175	$ 728,780
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Income tax expenses computed at Singapore statutory rate				$ (203,505)	$ (148,957)	$ 487,590	$ 123,893
Non-deductible expenses	$ 2,285	$ 1,797	$ 3,948	5,916	4,331	7,530	4,587
Tax exemption and rebates							(17,425)
Difference from the effect of tax rates in a foreign jurisdiction	73,421	57,725		31,639	23,158
Others			$ 17,114			$ (17,111)